LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM LOANS FROM BANKS [Abstract]
Schedule of Long-Term Debt From Banks
As of December 31, 2013

In U.S. Dollars, see also Notes 12B, 12C	$150,155
In JPY, see also Note 12D	10,954
Total long-term loans from banks-principal amount	161,109
Fair value adjustments	(22,370)
Total long-term loans from banks	138,739
Current maturities	(30,000)
$108,739

As of December 31, 2012

In U.S. Dollars, see also Note 12B	$131,055
In JPY, see also Note 12D	13,347
Total long-term loans from banks-principal amount	144,402
Fair value adjustments	(24,410)
Total long-term loans from banks	119,992
Current maturities	(25,000)
$94,992